PARTICIPATING LOAN INTERESTS - Outstanding Principal (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property
Participating loan interests	$ 268	$ 517
Darling Park Complex, Sydney
Disclosure of detailed information about investment property
Participation interest (percent)	30.00%	30.00%
Participating loan interests	$ 268	$ 251
IAG House, Sydney
Disclosure of detailed information about investment property
Participation interest (percent)	0.00%	50.00%
Participating loan interests	$ 0	$ 111
Jessie Street, Sydney
Disclosure of detailed information about investment property
Participation interest (percent)	0.00%	100.00%
Participating loan interests	$ 0	$ 155